Financial Instruments - Schedule of Three Levels of Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Financial assets	$ 4,153	$ 3,058
Level 1 of fair value hierarchy [member] | Marketable Securities [Member]
Statement Line Items [Line Items]
Financial assets	2,138	348
Level 2 of fair value hierarchy [Member] | Forward Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets	21	432
Level 2 of fair value hierarchy [Member] | Purchase Warrants [Member]
Statement Line Items [Line Items]
Financial assets	212
Level 2 of fair value hierarchy [Member] | Trade Receivables [Member]
Statement Line Items [Line Items]
Financial assets	$ 1,782	$ 2,278